SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                  TRAVELERS VINTAGE XTRA ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Vintage XTRA Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.


EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

 TRAVELERS SERIES FUND INC.
   Smith Barney Large Cap Value       Seeks long-term growth of             SBFM
     Portfolio                        capital. Current income is a
                                      secondary objective. The Fund
                                      normally invests in equities, or
                                      similar securities, of companies
                                      with large market capitalizations.



July 1, 2003                                                             L-23000

                                            SUPPLEMENT DATED JULY 1, 2003 TO THE
                                      TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Portfolio Architect XTRA Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio. Therefore, all references to the "Putnam Diversified Income Portfolio" are replaced with "Pioneer Strategic Income Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Pioneer Strategic Income         Seeks high current income. The        TIA
     Portfolio                      Fund normally invests in the debt     Subadviser: Pioneer
                                    securities of a broad range of        Investment Management, Inc.
                                    issuers and segments of the debt
                                    securities market.




July 1, 2003                                                             L-19997